Segment, Product, Geographic and Other Information - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Number of operating segments	1	2	2